                                            As filed pursuant to Rule 497
                                            under the Securities Act of 1933
                                            Registration No. 333-58234


                    ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                       POLARIS PROTECTOR VARIABLE ANNUITY
                           Featuring Principal Rewards
                          PROSPECTUS DATED JULY 9, 2001


     THE BULLET POINT FOLLOWING "MANAGED BY WM ADVISORS, INC." ON THE FIRST PAGE OF THE PROSPECTUS AFTER THE SUBHEADING "BALANCED" IS REPLACED BY THE FOLLOWING:

         o   Asset Allocation Portfolio         SAST

     THE FOLLOWING REPLACES THE FEE TABLE AND FOOTNOTES FOR THE SUNAMERICA SERIES TRUST ON PAGE 5 OF THE PROSPECTUS:

                             SunAmerica Series Trust

(as a percentage of average net assets after reimbursement or waiver of expenses for the Trust's fiscal year ended January 31, 2001)


                                        MANAGEMENT          SERVICE (12B-1)               OTHER                 TOTAL ANNUAL
              PORTFOLIO                    FEE                   FEE(7)                   EXPENSES                 EXPENSES
===================================================================================================================================
Aggressive Growth                         0.66%                  0.15%                    0.04%                     0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                           0.60%                  0.15%                    0.04%                     0.79%
-----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)(4)                    0.70%                  0.15%                    0.15%                     1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management(5)                        0.49%                  0.15%                    0.03%                     0.67%
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bond                            0.62%                  0.15%                    0.07%                     0.84%
-----------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value                       0.71%                  0.15%                    0.04%                     0.90%
-----------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                     0.60%                  0.15%                    0.12%                     0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets(2)                       1.25%                  0.15%                    0.32%                     1.72%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Value                           0.70%                  0.15%                    0.06%                     0.91%
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                               0.69%                  0.15%                    0.12%                     0.96%
-----------------------------------------------------------------------------------------------------------------------------------
Global Equities                           0.70%                  0.15%                    0.14%                     0.99%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)(3)(4)           1.20%                  0.15%                    0.15%                     1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Growth-Income                             0.53%                  0.15%                    0.04%                     0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                      0.75%                  0.15%                    0.25%                     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                           0.63%                  0.15%                    0.08%                     0.86%
-----------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities        1.00%                  0.15%                    0.21%                     1.36%
-----------------------------------------------------------------------------------------------------------------------------------
International Growth and Income           0.95%                  0.15%                    0.23%                     1.33%
-----------------------------------------------------------------------------------------------------------------------------------
Marsico Growth                            0.85%                  0.15%                    0.15%                     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                     0.70%                  0.15%                    0.06%                     0.91%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1)(2)                  0.75%                  0.15%                    0.07%                     0.97%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return(2)                       0.66%                  0.15%                    0.08%                     0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth                             0.75%                  0.15%                    0.04%                     0.94%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                               0.80%                  0.15%                    0.16%                     1.11%
-----------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                       0.59%                  0.15%                    0.05%                     0.79%
-----------------------------------------------------------------------------------------------------------------------------------
Technology(4)                             1.20%                  0.15%                    0.29%                     1.64%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Utility(2)(6)                     0.75%                  0.15%                    0.09%                     0.99%
-----------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income                     1.00%                  0.15%                    0.10%                     1.25%
===================================================================================================================================


(1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year; Blue Chip Growth 1.96%, Goldman Sachs Research 1.78%; Growth Opportunities 1.41%; and Marsico Growth 4.88%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.68%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.97%.

(2)  Gross of custody credits of 0.01%.

(3) The ratio reflects an expense cap of 1.50% and 1.15% for Goldman Sachs Research and Marsico Growth, respectively, which is net of custody credits of 0.01% and 0.44% and respectively, or waivers/reimbursements if applicable.

(4)  Annualized.

(5)  Formerly managed by SunAmerica Asset Management Corp.

(6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

(7) The Board of Trustees adopted a 12(b)(1) Plan with respect to the SunAmerica Series Trust on May 21, 2001. Although this Plan was not in place at the fiscal year end shown here, the 0.15% service fee is shown in these expense numbers.


     THE FOLLOWING REPLACES FOOTNOTE 2 ON PAGE 11 OF THE PROSPECTUS UNDER THE HEADING "EXPLANATION OF FEE TABLES AND EXAMPLES":

     2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 1.00%; Emerging Markets 2.05% (recouping prior expense reimbursements); Goldman Sachs Research 1.50%; Growth Opportunities 1.15%; Marsico Growth 1.15%; MFS Mid-Cap Growth 1.30% (recouping prior expense reimbursements); Technology 1.70%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

     IN THE SECOND COLUMN ON PAGE C-2 OF APPENDIX C, THE FIRST PARAGRAPH, TABLE AND SECOND PARAGRAPH MARKED WITH AN ASTERISK, ARE DELETED.


Date:    September 10, 2001

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                       POLARIS PROTECTOR VARIABLE ANNUITY
                          PROSPECTUS DATED JULY 9, 2001

     THE BULLET POINT FOLLOWING "MANAGED BY WM ADVISORS, INC." ON THE FIRST PAGE OF THE PROSPECTUS AFTER THE SUBHEADING "BALANCED" IS REPLACED BY THE FOLLOWING:

              o    Asset Allocation Portfolio         SAST

     THE FOLLOWING REPLACES THE FEE TABLE AND FOOTNOTES FOR THE SUNAMERICA SERIES TRUST ON PAGE 5 OF THE PROSPECTUS:

                             SunAmerica Series Trust

(as a percentage of average net assets after reimbursement or waiver of expenses for the Trust's fiscal year ended January 31, 2001)


                                         MANAGEMENT           SERVICE (12B-1)                OTHER               TOTAL ANNUAL
            PORTFOLIO                        FEE                  FEE(7)                    EXPENSES               EXPENSES
===================================================================================================================================
Aggressive Growth                          0.66%                  0.15%                     0.04%                   0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                            0.60%                  0.15%                     0.04%                   0.79%
-----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)(4)                     0.70%                  0.15%                     0.15%                   1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management(5)                         0.49%                  0.15%                     0.03%                   0.67%
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bond                             0.62%                  0.15%                     0.07%                   0.84%
-----------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value                        0.71%                  0.15%                     0.04%                   0.90%
-----------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                      0.60%                  0.15%                     0.12%                   0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets(2)                        1.25%                  0.15%                     0.32%                   1.72%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Value                            0.70%                  0.15%                     0.06%                   0.91%
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                                0.69%                  0.15%                     0.12%                   0.96%
-----------------------------------------------------------------------------------------------------------------------------------
Global Equities                            0.70%                  0.15%                     0.14%                   0.99%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)(3)(4)            1.20%                  0.15%                     0.15%                   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Growth-Income                              0.53%                  0.15%                     0.04%                   0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                       0.75%                  0.15%                     0.25%                   1.15%
-----------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                            0.63%                  0.15%                     0.08%                   0.86%
-----------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities         1.00%                  0.15%                     0.21%                   1.36%
-----------------------------------------------------------------------------------------------------------------------------------
International Growth and Income            0.95%                  0.15%                     0.23%                   1.33%
-----------------------------------------------------------------------------------------------------------------------------------
Marsico Growth                             0.85%                  0.15%                     0.15%                   1.15%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                      0.70%                  0.15%                     0.06%                   0.91%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1)(2)                   0.75%                  0.15%                     0.07%                   0.97%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return(2)                        0.66%                  0.15%                     0.08%                   0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth                              0.75%                  0.15%                     0.04%                   0.94%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                0.80%                  0.15%                     0.16%                   1.11%
-----------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                        0.59%                  0.15%                     0.05%                   0.79%
-----------------------------------------------------------------------------------------------------------------------------------
Technology(4)                              1.20%                  0.15%                     0.29%                   1.64%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Utility(2)(6)                      0.75%                  0.15%                     0.09%                   0.99%
-----------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income                      1.00%                  0.15%                     0.10%                   1.25%
===================================================================================================================================


(1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year; Blue Chip Growth 1.96%, Goldman Sachs Research 1.78%; Growth Opportunities 1.41%; and Marsico Growth 4.88%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.68%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.97%.

(2)  Gross of custody credits of 0.01%.

(3) The ratio reflects an expense cap of 1.50% and 1.15% for Goldman Sachs Research and Marsico Growth, respectively, which is net of custody credits of 0.01% and 0.44% and respectively, or waivers/reimbursements if applicable.

(4)  Annualized.

(5)  Formerly managed by SunAmerica Asset Management Corp.

(6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

(7) The Board of Trustees adopted a 12(b)(1) Plan with respect to the SunAmerica Series Trust on May 21, 2001. Although this Plan was not in place at the fiscal year end shown here, the 0.15% service fee is shown in these expense numbers.


     THE FOLLOWING REPLACES FOOTNOTE 2 ON PAGE 8 OF THE PROSPECTUS UNDER THE HEADING "EXPLANATION OF FEE TABLES AND EXAMPLES":

     2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 1.00%; Emerging Markets 2.05% (recouping prior expense reimbursements); Goldman Sachs Research 1.50%; Growth Opportunities 1.15%; Marsico Growth 1.15%; MFS Mid-Cap Growth 1.30% (recouping prior expense reimbursements); Technology 1.70%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

     IN THE SECOND COLUMN ON PAGE B-2 OF APPENDIX B, THE FIRST PARAGRAPH, TABLE AND SECOND PARAGRAPH MARKED WITH AN ASTERISK, ARE DELETED.


Date: September 10, 2001